Consolidated Statements of Comprehensive Income (Loss) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income	¥ 81,149	¥ 66,019	¥ 61,108
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	38,214	(13,359)	(26,382)
Unrealized gains (losses) on securities	16,200	3,220	(5,125)
Unrealized gains on derivatives	195	538	804
Pension liability adjustments	6,012	(8,361)	(3,080)
Total other comprehensive income (loss)	60,621	(17,962)	(33,783)
Comprehensive income	141,770	48,057	27,325
Less: Comprehensive income attributable to noncontrolling interests	13,579	1,622	3,213
Comprehensive income attributable to Kubota Corporation	¥ 128,191	¥ 46,435	¥ 24,112